BUSINESS COMBINATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 28, 2021
Fair Value		$ 401,250
2022		60,640
2023		60,630
2024		46,760
2025		46,760
2026		46,760
Total		261,550
Developed Technology [Member]
Fair Value		27,750
2022		13,880
2023		13,870
2024		0
2025		0
2026		0
Total		27,750
Useful Life	2 years
Trademark/trade name [Member]
Fair Value		139,700
Useful Life	Indefinite
2022		0
2023		0
2024		0
2025		0
2026		0
Total		0
Customer Relationships [Member]
Fair Value		233,800
2022		46,760
2023		46,760
2024		46,760
2025		46,760
2026		46,760
Total		$ 233,800
Useful Life	5 years